ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Details of Company's Subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2015
Shanghai Fang Chao Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jun. 03, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 27, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 21, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Suzhou Cun Fang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 21, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Shanghai SouFun Cun Fang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 14, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Nanjing Cun Fang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 30, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Shenzhen Fang Tian Xia Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 13, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Beijing Cun Fang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 07, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Beijing Fang Chao Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 06, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Shanghai Jia Tian Xia Financing Guarantee Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 22, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%	[1]
Principal Activities	Provision of financing guarantee services
Shanghai SouFun Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 19, 2015
Place of Establishment	PRC
Percentage of Ownership	70.00%
Principal Activities	Provision of financial services
Tianjin Jia Tian Xia Commercial Factoring Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 22, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of commercial factoring services
Chongqing Tian Xia Dai Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 11, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of financial services
Tianjin Jia Tian Xia Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 05, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of financial services
Beijing Fang Tian Xia Decorative Engineering Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Oct. 15, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of home decor services
Beihai Tian Xia Dai Microfinance Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 12, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of financial services
Jia Tian Xia Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 15, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Tianxia Dai Information Service Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 09, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of finance information services
Wuhan SouFun Yi Ran Ju Ke Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 13, 2013
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services and real estate information services
Hangzhou SouFun Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 27, 2013
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Shanghai Baoan Enterprise Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Percentage of Ownership	75.00%	[1]
Principal Activities	Lease, resale and management of property
Shanghai BaoAn Hotel Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Percentage of Ownership	75.00%	[2]
Principal Activities	Operation and management of hotel, restaurant and other catering business
Beijing Li Tian Rong Ze Wan Jia Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 01, 2012
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
Beijing Li Man Wan Jia Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 25, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Hua Ju Tian Xia Network Technology Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 25, 2012	[3]
Place of Establishment	PRC	[3]
Principal Activities	Provision of technology and information consultancy services	[3]
Tianjin Soufun Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 01, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 06, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Yi Ran Ju Ke Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 10, 2011
Place of Establishment	PRC
Principal Activities	Provision of marketing services, rental services and real estate agency services
Best Work Holdings New York Llc [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 14, 2011
Place of Establishment	United States of America
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 01, 2011
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Hong An Tu Sheng Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 01, 2011
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Li Tian Rong Ze Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 10, 2009
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
Tianjin Jia Tian Xia Advertising Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 22, 2007
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
Beijing Zhong Zhi Shi Zheng Information Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jun. 05, 2007
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Century Jia Tian Xia Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 21, 2006
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
Shanghai SouFun Advertising Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 12, 2006
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
Shanghai China Index [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 12, 2006
Place of Establishment	PRC
Principal Activities	Provision of other value-added services
Beijing Soufun Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 16, 2006
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing SouFun Science and Technology Development Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 14, 2006
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 07, 2005
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services, marketing services and listing services
Beijing China Index Information Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 08, 2004
Place of Establishment	PRC
Principal Activities	Provision of other value-added services Â
Beijing SouFun Internet Information Service Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 17, 2003
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
SouFun Media Technology Beijing Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 28, 2002
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Jia Tian Xia Advertising Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 01, 2000
Place of Establishment	PRC
Principal Activities	Provision of marketing services, listing services and e-commerce services

[1]	In accordance with PRC regulations on establishing financing companies, the initial transfer of share capital must be completed prior to the registration with PRC authorities. The initial transfer of share capital was completed during the year ended December 31, 2014. The subsequent registration procedures were approved in January 2015.
[2]	Shanghai China Index owns the remaining 25% equity interest.
[3]	Beijing Hua Ju Tian Xia was originally established as a WOFE by the Company in July 2012. In December 2014, the Company transferred its equity interest in Beijing Hua Ju Tian Xia to Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and simultaneously entered into a series of Contractual Agreements, as defined in Note 1, to obtain control over Beijing Hua Ju Tian Xia.